Investor A C And Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK TACTICAL OPPORTUNITIES FUND - INVESTOR C	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 180
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	$ 1,899